Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2012 Capital Lease Obligations And Others Due Twenty Twelve to Twenty Twenty Six	Mar. 31, 2013 Capital Lease Obligations And Others Due Twenty Thirteen to Twenty Twenty Six	Mar. 31, 2012 Due Twenty Twelve to Twenty Twenty Four, with interest rates ranging from Zero Point Two Three To Four Point Five Zero Percent per annum	Mar. 31, 2013 Unsecured Loans Due Twenty Thirteen to Twenty Twenty Four Interest Rates Ranging from Zero Point Three Seven to Five Point One Zero Percent	Mar. 31, 2012 Unsecured One Point One Six Percent Bonds Due Twenty Twelve	Mar. 31, 2012 Unsecured One Point Five Two Percent Bonds Due Twenty Thirteen	Mar. 31, 2013 Unsecured One Point Five Seven Percent Bonds Due Twenty Fifteen	Mar. 31, 2012 Unsecured One Point Five Seven Percent Bonds Due Twenty Fifteen	Mar. 31, 2013 Unsecured One Point Seven Five Percent Bonds Due Twenty Fifteen	Mar. 31, 2012 Unsecured One Point Seven Five Percent Bonds Due Twenty Fifteen	Mar. 31, 2012 Unsecured Zero Point Nine Five Percent Bonds Due Twenty Twelve	Mar. 31, 2013 Unsecured One Point Four Zero Percent Bonds Due Twenty Thirteen	Mar. 31, 2012 Unsecured One Point Four Zero Percent Bonds Due Twenty Thirteen	Mar. 31, 2013 Unsecured One Point Three Zero Percent Bonds Due Twenty Fourteen	Mar. 31, 2012 Unsecured One Point Three Zero Percent Bonds Due Twenty Fourteen	Mar. 31, 2013 Unsecured Zero Point Five Five Percent Bonds Due Twenty Sixteen	Mar. 31, 2012 Unsecured Zero Point Five Five Percent Bonds Due Twenty Sixteen	Mar. 31, 2013 Unsecured Zero Point Six Six Percent bonds, due Twenty Seventeen	Mar. 31, 2012 Unsecured Zero Point Six Six Percent bonds, due Twenty Seventeen	Mar. 31, 2013 Unsecured Zero Point Four Three Percent bonds, due Twenty Eighteen	Mar. 31, 2013 Unsecured Two Point Zero Zero Percent Bonds Due Twenty Eighteen	Mar. 31, 2012 Unsecured Two Point Zero Zero Percent Bonds Due Twenty Eighteen	Mar. 31, 2013 Unsecured Two Point Zero Seven Percent Bonds Due Twenty Nineteen	Mar. 31, 2012 Unsecured Two Point Zero Seven Percent Bonds Due Twenty Nineteen	Mar. 31, 2013 Unsecured One Point Four One Percent Bonds, Due Twenty Twenty Two	Mar. 31, 2012 Unsecured One Point Four One Percent Bonds, Due Twenty Twenty Two	Mar. 31, 2013 Unsecured Zero Coupon Convertible Bonds, Due Twenty Seventeen	Nov. 30, 2012 Unsecured Zero Coupon Convertible Bonds, Due Twenty Seventeen	Mar. 31, 2013 Guarantee deposits received	Mar. 31, 2012 Guarantee deposits received
Debt Instrument [Line Items]
Long-term debt including current portion	¥ 1,094,716	¥ 1,072,709	¥ 49,754	¥ 44,125	¥ 564,275	¥ 567,952	¥ 39,999	¥ 35,000	¥ 29,995	¥ 29,993	¥ 24,998	¥ 24,997	¥ 60,000	¥ 10,700	¥ 10,700	¥ 110,000	¥ 110,000	¥ 10,000	¥ 10,000	¥ 45,000	¥ 45,000	¥ 10,000	¥ 16,300	¥ 16,300	¥ 50,000	¥ 50,000	¥ 10,000	¥ 10,000	¥ 150,000	¥ 150,000	¥ 15,646	¥ 16,691
Less - Portion due within one year	156,288	310,483
Total	¥ 938,428	¥ 762,226